Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Supplementary Cash Flow Information
27.	Supplementary cash flow information

The changes in non-cash working capital items are as follows:

	March 31,	March 31,
	2018	2017
Amounts receivable	$(15,738)	$(2,184)
Prepaid expenses and other assets	(15,770)	(1,493)
Biological assets and inventory	(24,493)	(12,270)
Accounts payable and accrued liabilities	27,130	(200)
Deferred revenue	312	55
Other liabilities	40	(256)
Total	$(28,519)	$(16,348)

Non-cash transactions

Excluded from the March 31, 2018 consolidated statements of cash flows was a total of $49,679 in accounts payable and accrued liabilities as follows: $49,627 of property, plant and equipment and assets in process purchases and $52 of share issue costs. Included for the March 31, 2018 consolidated statements of cash flows is a total of $3,860 in accounts payable and accrued liabilities as follows: $3,770 of property, plant and equipment and assets in process purchases and $90 of share issue costs.

Excluded from the March 31, 2017 consolidated statements of cash flows was a total of $3,860 in accounts payable and accrued liabilities as follows: $3,770 of property, plant and equipment and assets in process purchases and $90 of share issue costs. Included for the March 31, 2017 consolidated statements of cash flows was a total of $946 in accounts payable and accrued liabilities as follows: $877 of property, plant and equipment and assets in process purchases and $69 of share issue costs.

Cash and cash equivalents consist of the following:

	March 31,	March 31,
	2018	2017
Cash	$322,560	$16,700
Short-term guaranteed investment certificates	-	85,100
Total cash and cash equivalents	$322,560	$101,800